OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES
OTHER RECEIVABLES

4— OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2020	2019
Research and development tax credit receivable from the French State	492	766
Value-added taxes receivable	403	422
Other receivables from Government and public authorities	64	26
Others	72	46
Total	1,031	1,259